Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	¥ 13,557,214	$ 1,888,665	¥ 9,789,686	¥ 3,505,001
Research and development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation				(997,846)
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	¥ 13,557,214	$ 1,888,665	¥ 9,789,686	¥ 4,502,847